INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of components of income tax expense

	Year Ended December 31,
	2021	2020	2019
Current income taxes
Federal	$—	$—	$—
State and local	75	—	—
Total current income taxes	75	—	—
Deferred income taxes
Federal	—	—	—
State and local	(17)	—	—
Total deferred income taxes	(17)	—	—
Income tax expense	$58	$—	$—

Summary of reconciliation from the statutory federal income tax rate to the effective income tax rate

	Year Ended December 31,
	2021	2020	2019
Expected federal income taxes at statutory rate	21.0%	—%	—%
State and local income taxes	1.9	—	—
Permanent differences	—	—	—
Partnership earnings not subject to tax	(6.7)	—	—
Change in valuation allowance	(16.2)	—	—
Effective income tax rate	—%	—%	—%

Summary of the components of deferred tax assets and liabilities

	December 31, 2021	December 31, 2020
Deferred tax assets
Investment in partnership	$116,053	$—
Net operating loss carryforwards	20,655	—
Transaction costs	1,120	—
Tax credits	559	—
Deferred revenue	416	—
Equity-based compensation	293	—
Other	181	800
Total deferred tax assets	139,277	800
Valuation allowance	(138,652)	(800)
Deferred tax assets, net	$625	$—

Deferred tax liabilities
Other	$(608)	$—
Total deferred tax liabilities	$(608)	$—
Net deferred tax assets	$17	$—